FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
	Mar. 31, 2021 item	Dec. 31, 2019	Dec. 31, 2018
Guarantee liabilities
Percentage of Collection Rate		66.40%	68.00%
Minimum
Guarantee liabilities
Multiplier for amount of payment observing at end of first quarter comparing to end of second quarter	65
Development factors for payment matured two quarters and more	1.01
Initial expected delinquent ratios used in the EDR and PBF methods	9.00%
Maximum
Guarantee liabilities
Multiplier for amount of payment observing at end of first quarter comparing to end of second quarter	65
Development factors for payment matured two quarters and more	3.11
Initial expected delinquent ratios used in the EDR and PBF methods	12.00%
Guarantee liabilities | Minimum
Guarantee liabilities
Discount factors for guarantee liabilities	0.95
Guarantee liabilities | Maximum
Guarantee liabilities
Discount factors for guarantee liabilities	1